Interest in subsidiary (Detail) - BMSC Financial Position - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Current assets	$ 241,803	$ 228,865
Non-current assets	832,199	857,487
Current liabilities	71,375	66,546
Non-current liabilities	70,113	66,665
Net assets attributable to non-controlling interest	140,938	149,347
BMSC [Member]
Statement Line Items [Line Items]
Current assets	143,150	123,174
Non-current assets	314,074	349,237
Current liabilities	(54,608)	(50,731)
Non-current liabilities	(69,796)	(66,663)
Net assets	332,823	355,017
Net assets attributable to non-controlling interest	$ 133,130	$ 142,008